Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments required under non convertible operating leases
Remainder of 2019	$235,467
2020	183,519
2021	92,391
2022	46,196
Total operating lease payments	557,573
Less: Imputed interest	(79,615)
Total operating lease liabilities	$477,958

2019	$289,000
2020	183,500
2021	92,400
2022	46,200
Total	$611,100

Schedule of related lease balance
Assets:

Current portion of operating lease ROU assets - included in other current assets	$266,225

Operating lease ROU assets – included in Other Assets	$208,311

Liabilities:

Current portion of ROU liabilities – included in Accounts payable and accrued expenses	$267,960

Long-term portion of ROU liabilities – included in Other liabilities	209,998

Total operating lease liabilities	$477,958